SHARE-BASED PAYMENTS - Grants of options and RSUs under the January 2016 plan (Details)							1 Months Ended													12 Months Ended
	Nov. 24, 2020 person	May 04, 2020 Options	Aug. 13, 2019 EquityInstruments Options person	May 20, 2019 EquityInstruments Options person	Jan. 30, 2019 EquityInstruments Options person	May 21, 2017 Options	Mar. 31, 2021 Options person	Jan. 31, 2021 Options person Y	Nov. 30, 2020 EquityInstruments Options person	May 31, 2020 EquityInstruments Options person	Mar. 18, 2020 USD ($)	Jan. 31, 2020 EquityInstruments person	Jan. 31, 2020 EquityInstruments Options person	Nov. 30, 2019 person USD ($)	May 31, 2019 Options person	May 20, 2019 ₪ / shares person	May 20, 2019 person USD ($)	Aug. 31, 2018 EquityInstruments Options person	Mar. 31, 2018 EquityInstruments Options employee	Dec. 31, 2020 D USD ($) ₪ / shares	Dec. 31, 2020 D USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of persons employee compensation				9	4				58							9	9	12
Number of shares options granted | Options						18,890,695
Number of directors										4					7
Consecutive trading days to calculate target price | D																				90	90
Exercisable term																				5 years	5 years
Full term of service of a director | $																				3	3
Share-based payment arrangement, maximum expiration days for directors																				180 days	180 days
Options vest and become exercisable one year following the date of grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of vesting																				25.00%	25.00%
Options vest and become exercisable in 12 equal quarterly portions, beginning on the first anniversary of the date of grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of vesting																				75.00%	75.00%
Subsequent Events
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable term							10 years
Number of consultant							1
Other employees | Subsequent Events
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of persons employee compensation							25
Number of shares options granted | Options							3,660,000
CEO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares options granted | Options		1,676,425
CEO | Subsequent Events
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares options granted | Options		1,676,425
Directors | Subsequent Events
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercisable in share-based payment arrangement | Options								110,000
Number of equal quarterly portions for vesting								4
Vesting period								4 years
Full term of service of a director | Y								1
Share-based payment arrangement, maximum expiration days for directors								180 days
January 2016 plan under options and RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of persons employee compensation			19	41												41	41
Number of shares options granted			4,884,966	4,712,779						2,326,555						5,076,583	5,076,583
Number of RSUs granted			31,148	610,829	339,495					173,155		1,332,195	194,887			1,039,314	1,039,314
Number of share options exercisable in share-based payment arrangement					1,968,954							3,942,284	3,942,284
January 2016 plan under options and RSUs | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares at exercise price | (per share)																				₪ 2.66	$ 0.83
January 2016 plan under options and RSUs | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares at exercise price | (per share)																				₪ 5.32	$ 1.65
January 2016 plan under options and RSUs | Other employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of persons employee compensation										30		12	12
Number of shares options granted | Options									4,849,933									530,137
Number of RSUs granted | EquityInstruments																		17,160
January 2016 plan under options and RSUs | CEO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares options granted | $											3,019,864
Number of RSUs granted | $											609,232
January 2016 plan under options and RSUs | Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of persons employee compensation														13
Number of shares options granted										440,000				825,000	1,210,000
January 2016 plan under options and RSUs | Employees And Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of persons employee compensation | employee																			20
Number of shares options granted | Options																			1,802,512
Number of RSUs granted | EquityInstruments																			229,534
January 2016 plan under options and RSUs | Consultant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares options granted | Options																			263,681
Number of RSUs granted | EquityInstruments																			49,032
RSU | Consultant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted | EquityInstruments									281,778
Number of equal quarterly portions for vesting	4